Operating Leases (Details) - Supplemental balance sheet information related to leases - Kyle's [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Leases (Details) - Supplemental balance sheet information related to leases [Line Items]
Operating lease right-of-use lease asset		$ 373,916
Accumulated amortization		(15,931)
Net balance		357,985
Lease liability, current portion	$ 110,731	66,803
Lease liability, long term		291,182
Total operating lease liabilities	$ 687,112	$ 357,985
Weighted Average Remaining Lease Term – operating leases	56 months	44 months
Weighted Average Discount Rate – operating leases	5.50%	5.50%